Financial Risk Management - Changes in lease liabilities (Details) - Debt to credit institutes - Liquidity risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in lease liabilities
Beginning balance	€ (205,572)	€ (115,002)	€ (73,075)
Overdraft facility drawn			(16,067)
Loans repayment	10,630	115,000	65,000
Overdraft repayment			25,065
New loan	(385,234)	(211,934)	(115,000)
New loan fees	11,100	8,262	1,541
New loan interest	(3,303)
Non cash interest	1,362
Write off of loan fees		(1,898)	(923)
Others			1,543
Ending balance	€ (571,017)	€ (205,572)	€ (115,002)